Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

July 6, 2015

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 398 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the funds listed in Exhibit A, the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 398 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 25, 2015.

If you have any questions, please contact Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana
Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Dow Jones Target Today Fund

Wells Fargo Advantage Dow Jones Target 2010 Fund

Wells Fargo Advantage Dow Jones Target 2015 Fund

Wells Fargo Advantage Dow Jones Target 2020 Fund

Wells Fargo Advantage Dow Jones Target 2025 Fund

Wells Fargo Advantage Dow Jones Target 2030 Fund

Wells Fargo Advantage Dow Jones Target 2035 Fund

Wells Fargo Advantage Dow Jones Target 2040 Fund

Wells Fargo Advantage Dow Jones Target 2045 Fund

Wells Fargo Advantage Dow Jones Target 2050 Fund

Wells Fargo Advantage Dow Jones Target 2055 Fund

Wells Fargo Advantage Dow Jones Target 2060 Fund